Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Disclosure of changes in non-current financial Assets
Non-current
financial assets as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Fair value of membership in Construction Association of Republic of Korea	107,862	107,890

Total	107,862	107,890

		(Unit: USD)
	As of December 31, 2023	As of December 31, 2022
Beginning balance	107,890	114,520
Revaluation (after corporate income tax)	2,688	—
Disposition	—	—
Foreign currency translation differences for foreign operations	(2,716)	(6,630)

Endling balance	107,862	107,890